SCHEDULE OF IMPAIRMENT TESTING GOODWILL (Details) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Goodwill allocation at 30 June	$ 1,784,893	$ 3,116,893
EasyDNA [member]
IfrsStatementLineItems [Line Items]
Goodwill allocation at 30 June	1,329,653	2,661,653
Affinity DNA [member]
IfrsStatementLineItems [Line Items]
Goodwill allocation at 30 June	$ 455,240	$ 455,240